Goodwill and Other Intangibles - Schedule of Intangibles - Customer List (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles beginning balance	$ 83,645
Customer list from acquisition of PVBJ Inc.		102,422
Amortization	(5,121)	(18,777)
Intangibles ending balance	$ 78,524	$ 83,645